Significant Portions of Current and Non-current Deferred Tax Assets and Deferred Tax Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current deferred tax assets
Other	$ 2,100	$ 1,491
Current deferred tax assets	2,100	1,491
Non-current deferred tax assets
Net operating loss carryforwards	18,128	314
Other	1,833	2,524
Non-current deferred tax assets	19,961	2,838
Non-current deferred tax liabilities
Containers, net	24,910	21,318
Other	726	686
Non-current deferred tax liabilities	25,636	22,004
Net deferred tax liability	$ 3,575	$ 17,675